UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY            April 20, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               32
                                                  -----------------------

Form 13F Information Table Value Total:            182986.68(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
Aecom Technology Corp        COM              00766T100     13178.13    475230             SOLE                    475230
Alpha Natural Resources      COM              02076X102       421.82      7105             SOLE                      7105
Amern Tower Corp Class A     CL A             029912AF9      8655.70    167034             SOLE                    167034
Apple Computer Inc           COM              037833100       464.21      1332             SOLE                      1332
Berkshire Hathaway Cl B      CL B             084670207       865.57     10350             SOLE                     10350
Cenovus Energy Inc           COM              15135U109      9911.71    251694             SOLE                    251694
Chevrontexaco Corp           COM              166764100       400.40      3725             SOLE                      3725
Chimera Investment Corp      COM              16934Q109        51.90     13105             SOLE                     13105
Citigroup Inc                COM              172967101       104.62     23670             SOLE                     23670
Companhia Vale Do Adr        COM              91912E105     11365.98    340809             SOLE                    340809
Dht Holdings Inc             COM              Y2065G105       103.66     21550             SOLE                     21550
Encana Corporation           COM              292505104      7587.97    219750             SOLE                    219750
Exxon Mobil Corporation      COM              30231G102       466.92      5550             SOLE                      5550
Gencor Industries Inc        COM              368678108       125.12     16000             SOLE                     16000
Gramercy Capital Corp        COM              384871109       149.78     35325             SOLE                     35325
Joy Global Inc               COM              481165108       241.59      2445             SOLE                      2445
Metlife Inc                  COM              59156R108      8429.32    188449             SOLE                    188449
National Oilwell Varco       COM              637071101     16913.52    213366             SOLE                    213366
Newcastle Investment Cp      COM              65105M108      5935.78    982745             SOLE                    982745
Posco Adr                    SPON ADR         693483109     10901.78     95387             SOLE                     95387
Promotora De Info Adr Af     ADR CL A SHS     74343G204       269.17     22850             SOLE                     22850
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      6861.89    328006             SOLE                    328006
Prudential Financial Inc     COM              744320102      4077.15     66209             SOLE                     66209
Rentech Inc                  COM              760112102        17.63     14100             SOLE                     14100
Seadrill Ltd                 SHS              G7945E105      8448.03    234212             SOLE                    234212
Sigma Aldrich Corp           COM              826552101       243.10      3820             SOLE                      3820
Sirius Satellite Radio       COM              82967N108        41.91     25400             SOLE                     25400
Smart Card Mktg Sys          CL B             878742204         0.18     35000             SOLE                     35000
Sra International Inc        CL A             78464R105      1376.74     48545             SOLE                     48545
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     29424.47    717670             SOLE                    717670
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     35566.17   1166104             SOLE                   1166104
W P P Group Plc Adr Newf     ADR              92933H101       384.76      6230             SOLE                      6230

TOTAL $182986.68 (X1000)

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